Consolidated Statements of Financial Position (Parentheticals)	Dec. 31, 2022 $ / shares shares	Dec. 31, 2021 $ / shares shares
Statement of financial position [abstract]
Issued capital, par value (in Dollars per share) | (per share)
Ordinary shares, issued	20,524,754	20,524,754
Ordinary shares, outstanding	9,329,420	9,329,420